Redeemable Noncontrolling Interests - Schedule of Changes of Redeemable Noncontrolling Interests (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Noncontrolling Interest [Abstract]
Beginning balance	$ 9,742	$ 10,584	$ 10,584
Fair value at acquisition				$ 10,966
Net loss attributable to noncontrolling interests	(1,623)		(1,839)	(395)
Changes to redemption value of noncontrolling interests	914	$ 851	2,421
Repurchase of redeemable noncontrolling interests			(1,461)
Currency translation adjustments			37	13
Ending balance	$ 9,033		$ 9,742	$ 10,584